Risk and sensitivity analysis - Sensitivity to insurance risk (Details) - Insurance risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Maintenance expenses
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	$ (73)	$ (77)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(72)	(71)
Net effect on profit after tax attributable to equity holders, Gross of reinsurance from increase in assumption	(73)	(77)
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(72)	(71)
Net effect on CSM, Gross of reinsurance from increase in assumption	(422)	(420)
Net effect on CSM, Net of reinsurance from increase in assumption	(424)	(427)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ (67)	$ (61)
Lapse rates
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	$ (97)	$ (88)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(72)	(76)
Net effect on profit after tax attributable to equity holders, Gross of reinsurance from increase in assumption	(97)	(88)
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(72)	(76)
Net effect on CSM, Gross of reinsurance from increase in assumption	(1,435)	(1,363)
Net effect on CSM, Net of reinsurance from increase in assumption	(1,593)	(1,496)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ (105)	$ (95)
Mortality and morbidity
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	$ (110)	$ (131)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(108)	(96)
Net effect on profit after tax attributable to equity holders, Gross of reinsurance from increase in assumption	(110)	(131)
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(108)	(96)
Net effect on CSM, Gross of reinsurance from increase in assumption	(689)	(638)
Net effect on CSM, Net of reinsurance from increase in assumption	(269)	(261)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ (97)	$ (85)